Robin S. Yonis
Vice President
General Counsel
Office: (949) 219-6767
Fax: (949)219-6952
E-mail Robin.Yonis@PacificLife.com
January 18, 2008
Via Electronic Transmission
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Select Fund (File Nos. 33-13954, 811-05141)
Dear Sir or Madam:
On behalf of Pacific Select Fund (the “Fund”), attached for electronic filing is Post-Effective Amendment No. 70 to the Fund’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933. This Post-Effective Amendment is filed for purposes of adding one new series: the Long/Short Large-Cap Portfolio.
Information that was not available at the time of the filing (e.g. composite performance returns and number of accounts, other accounts managed, beneficial interest of Trustees, Trustee compensation, advisory fees paid), together with the financial information will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, this Post-Effective Amendment is scheduled to become effective in 75 (seventy-five) days. No fees are required in connection with this filing. Please call me at the above number or Douglas P. Dick at (202) 261-3305 with any questions or comments regarding the attached.
Sincerely,
/s/ Robin S. Yonis
cc: Douglas P. Dick, Esq., Dechert LLP (w/attachment)